Note 12 - Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other receivables explanatory [text block]
	December 31, 2019	December 31, 2018
Trade receivables	$3,503	$4,671
Other	792	928
	$4,295	$5,599